Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	[1]	€ 91,893	€ 68,020
Changes in inventories and raw materials and consumables used	[1]	(55,749)	(45,328)
Employee benefits	[1]	(36,991)	(45,069)
Other operating expenses	[1]	(27,962)	(34,603)
Amortization and depreciation	[1]	(18,418)	(12,380)
Impairment of goodwill	[1]	(2,349)
Net other income	[1]	527	1,755
Operating Loss	[1]	(49,049)	(67,605)
Financial income	[1]	957	569
Financial expenses	[1]	(11,574)	(6,704)
Change in fair value of derivative warrant liabilities	[1]	1,239	502
Foreign exchange gains/(losses)	[1]	(1,074)	985
Financial Results	[1]	(10,452)	(4,648)
Loss before Tax	[1]	(59,501)	(72,253)
Income tax credit	[1]	1,266	1,621
Loss for the Period	[1]	(58,235)	(70,632)
Equity holders of the Company	[1]	(58,234)	€ (70,632)
Non-controlling interest	[1]	€ (1)
Loss per share
Basic losses per share (euros per share)	[1]	€ (0.31)	€ (0.4)
Diluted losses per share (euros per share)	[1]	€ (0.31)	€ (0.4)
Loss for the Period	[1]	€ (58,235)	€ (70,632)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	[1]	3,873	(2,687)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	[1]	3,873	(2,687)
Other Comprehensive (loss)/income for the Period	[1]	3,873	(2,687)
Total comprehensive loss for the Period	[1]	€ (54,362)	€ (73,319)

[1]	Unaudited